DEBT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Apr. 13, 2010 Rate	Apr. 01, 2010	May 13, 1994 Rate
Debt [Abstract]
First Preferred Mortgage Note Percentage		8.52%		8.52%
Term Note Annual Installments			$ 0.7
Term Note Early Redemption Fee		2.1
Consent Solicitation Fees	$ 0.9